Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,802	$ 21,036
Accumulated depreciation and amortization	(12,627)	(11,181)
Property and equipment, net	10,175	9,855
Property and equipment under capital leases	547	528
Capital leases, accumulated depreciation	119	97
Depreciation expense	1,700	1,500	$ 1,400
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,494	4,015
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,734	1,635
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,226	3,168
Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,956	10,001
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,392	$ 2,217
Minimum | Building
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Minimum | Building Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Minimum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Minimum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Minimum | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Minimum | Software and Software Development Costs
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Maximum | Building
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	40 years
Maximum | Building Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	40 years
Maximum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	40 years
Maximum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Maximum | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Maximum | Software and Software Development Costs
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years